Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 83,052	$ 91,834	$ 83,362
Net income/ (loss) before non-cash change in fair value of Junior Loan	14,631	24,890	27,072
Net income/ (loss)	14,631	24,890	27,072
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	37,468	40,589	41,437
Net income/ (loss) before non-cash change in fair value of Junior Loan	(20,778)	(2,174)	(1,347)
Net income/ (loss)	9,762	16,137	(1,118)
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue	38,633	30,893	20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan	(40,921)	(25,062)	1,673
Net income/ (loss)	$ (9,086)	$ (34,059)	$ 77,252